4. Summary of significant accounting practices (Details)	12 Months Ended
	Dec. 31, 2020 R$ / $ R$ / $	Dec. 31, 2019 R$ / $ R$ / $
ARS
Disclosure of changes in accounting estimates [line items]
Final Rate	0.0617	0.0673
Average rate	0.0622	0.0686
USD
Disclosure of changes in accounting estimates [line items]
Final Rate	5.1967	4.0307
Average rate	5.1425	4.1102